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   As filed with the Securities and Exchange Commission on December 14, 1995

                                               1933 Act Registration No. 2-98557
                                              1940 Act Registration No. 811-4332
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              -------------------

                                   FORM N-1A
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933 ( X )
                     Pre-Effective Amendment No. ( )
                     Post-Effective Amendment No. 14 (X)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( X )
                             Amendment No. 16
                           -------------------------

           Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                          1285 Avenue of the Americas
                              New York, N.Y. 10019
                    (Address of principal executive offices)

        Registrant's telephone number, including area code: (212) 713-2000

                              Dianne E. O'Donnell
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                            New York, New York 10019
                    (Name and address of agent for service)

                                   Copies to:

                         John E. Baumgardner, Jr., Esq.
                              Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004
                           Telephone (212) 558-4000

It will be proposed that this filing will become effective:
    X  Immediately  upon filing pursuant to Rule 485(b)
    __ On ___________  pursuant to Rule  485(b)
    __ 60  days  after  filing  pursuant  to Rule  485(a)(i)
    __ On ___________ pursuant to Rule 485(a)(i)
    __ 75 days after filing pursuant to Rule 485(a)(ii)
    __ On ___________ pursuant to Rule 485(a)(ii)


Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 registering an indefinite number of shares. A Rule 24f-2 notice for the period ended October 13, 1995 was filed by Registrant on December 11, 1995.

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Pursuant  to  paragraph  (a)(2)  and  (b)(3) of Rule  24f-2,  Registrant  hereby terminates its current effective declaration.


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           Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.

         The purpose of this Post-Effective Amendment to the Registration Statement for Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc. (the "Fund") is to terminate the Fund's Rule 24f-2 declaration pursuant to the requirements of Rule 24f-2(b)(3). Accordingly, language regarding such termination is provided on the facing sheet of this document as required by Rule 24f-2(a)(2).


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                                              SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 13th day of December, 1995.

                      Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.


                      By:   Dianne E. O'Donnell
                         _______________________________________
                            Dianne E. O'Donnell
                               Vice President & Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


      Signature                             Title                                            Date

Margo N. Alexander
_____________________________          President                                           December 13, 1995
Margo N. Alexander*                    (Chief Executive Officer)


David Beaubien
_____________________________          Director                                            December 13, 1995
David Beaubien**


William W. Hewitt, Jr.
_____________________________          Director                                            December 13, 1995
William W. Hewitt, Jr.**


Thomas R. Jordan
_____________________________          Director                                            December 13, 1995
Thomas R. Jordan**


Carl W. Schafer
_____________________________          Director                                            December 13, 1995
Carl W. Schafer**


Julian F. Sluyters
_____________________________          Vice President and Treasurer                        December 13, 1995
Julian F. Sluyters                     (Chief Financial and Accounting Officer)

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*        Signature affixed by Dianne E. O'Donnell pursuant to power  of attorney dated  July 21, 1995 and incorporated by reference from  Post-Effective
         Amendment No. 14 to the registration statement of  Mitchell   Hutchins/
         Kidder, Peabody Government Money Fund, Inc., SEC File No. 2-81760, filed July 31, 1995.
** Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated March 8, 1995 and incorporated by reference from Post-Effective Amendment No. 13 to the registration statement of Mitchell Hutchins/ Kidder, Peabody Equity Income Fund, Inc., SEC File No. 2-98557, filed May 23, 1995.